Accounts Payable (Tables)	12 Months Ended
Sep. 30, 2025
Payables and Accruals [Abstract]
Schedule of Accounts Payable	Accounts payable consisted of the following:
	September 30, 2025	September 30, 2024
Accounts payable	$3,256,624	$3,012,334
Total accounts payable	$3,256,624	$3,012,334